Subsequent Events (Details)				0 Months Ended
	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Dec. 13, 2013 Subsequent Event [Member] certificate	Dec. 05, 2013 Subsequent Event [Member]	Dec. 06, 2013 Subsequent Event [Member]	Dec. 13, 2013 Subsequent Event [Member] Minimum [Member]	Dec. 13, 2013 Subsequent Event [Member] Maximum [Member]
Subsequent Events [Line Items]
Stockholder's transfer					41,500,000
Certificate change for shares				78.209
Reverse stock split, Ratio				2-for-1
Common Stock, shares issued	3,357,830	3,357,830	3,357,830			2,300,000
Common Stock, shares outstanding	3,357,830	3,357,830	3,357,830			2,300,000
Common Stock, shares authorized	200,000,000	200,000,000	100,000,000				200,000,000	400,000,000